INTANGIBLE ASSET (Detail Textuals) - USD ($)	12 Months Ended
	Aug. 31, 2019	Nov. 30, 2019
Indefinite-lived Intangible Assets [Line Items]
Payments to acquire intangible assets	$ 1,500,000
Intangible asset	2,039,417	$ 2,039,417
NEO1940
Indefinite-lived Intangible Assets [Line Items]
Payments to acquire intangible assets	$ 1,500,000
Number of common stock payable recorded	61,297
Amount of stock options exercise to develop product	$ 539,417
Number of common stock issued	61,297
Intangible asset	$ 2,039,417